Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR PEO(1) ($)	COMPENSATION ACTUALLY PAID TO PEO(3)(4) ($)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOs(2) ($)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOs(3)(4) ($)	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:		NET (LOSS) INCOME ($ MILLIONS)	COMPANY- SELECTED MEASURE (ADJUSTED EBITDA) ($ MILLIONS)(6)
					TOTAL SHAREHOLDER RETURN ($)	PEER GROUP TOTAL SHAREHOLDER RETURN ($)(5)
2023	7,214,563	4,021,729	2,042,671	1,337,378	66.56	144.25	(61.8)	122.1
2022	6,872,373	3,044,683	1,699,496	1,173,629	80.30	138.60	50.5	135.8
2021	5,478,186	411,369	1,251,965	744,420	102.88	148.42	6.3	96.1
2020	7,550,729	11,184,189	1,630,304	1,908,512	136.14	115.68	(29.0)	87.0

(1)
Joseph F. Woody was the Company’s principal executive officer (“PEO”) for the fiscal years ended December 31, 2023, 2022, 2021 and 2020.

(2)
The Company’s named executive officers other than the PEO (the “Non-PEO NEOs”) for the fiscal years ended December 31, 2023, 2022, 2021 and 2020 are set forth below:

Fiscal Year 2023	Fiscal Year 2022	Fiscal Year 2021	Fiscal Year 2020
Michael C. Greiner Kerr W. Holbrook Mojirade James Sudhakar Varshney William D. Haydon	Michael C. Greiner Mojirade James David E. Ball William D. Haydon Kerr W. Holbrook	Michael C. Greiner David E. Ball William D. Haydon Kerr W. Holbrook	Michael C. Greiner David E. Ball Arjun R. Sarker William D. Haydon John W. Wesley

(3)
The following table shows, for the amounts disclosed above under “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs,” each of the amounts deducted and added to calculate: (i) the “compensation actually paid” to our PEO and (ii) the average “compensation actually paid” to our Non-PEO NEOs for each of the fiscal years ended December 31, 2023, 2022, 2021 and 2020:

	FISCAL YEAR 2023		FISCAL YEAR 2022		FISCAL YEAR 2021		FISCAL YEAR 2020
	PEO	AVERAGE NON-PEO NEO COMPENSATION	PEO	AVERAGE NON-PEO NEO COMPENSATION	PEO	AVERAGE NON-PEO NEO COMPENSATION	PEO	AVERAGE NON-PEO NEO COMPENSATION
Total Compensation	$7,214,563	$2,042,671	$6,872,373	$1,699,496	$5,478,186	$1,251,965	$7,550,729	$1,630,304
Adjustments for Defined Benefit and Actuarial Plans
Pension Value	$—	$—	$—	$—	$—	$—	$—	$—
Current Year Pension Value and Change in Pension Value Attributable to Amendments Made in the Current Year	$—	$—	$—	$—	$—	$—	$—	$—
Total Adjustments for Defined Benefit and Actuarial Plans	$—	$—	$—	$—	$—	$—	$—	$—
Adjustments for Stock and Option Awards
Summary Compensation Table Amounts	$(5,000,686)	$(1,059,154)	$(4,500,000)	$(913,826)	$(3,801,785)	$(633,623)	$(5,076,267)	$(684,909)
Unvested Value of Equity Granted During the Fiscal Year	$3,646,960	$772,432	$3,650,069	$732,449	$2,794,114	$465,680	$9,180,281	$943,602
Change in Fair Value of Equity Outstanding at the Beginning and End of the Period	$(1,314,073)	$(196,007)	$(1,876,784)	$(199,872)	$(3,052,995)	$(303,967)	$645,042	$22,314
Change in Value for Awards Vested During the Fiscal Year	$(525,035)	$(25,698)	$(1,100,975)	$(50,413)	$(1,006,151)	$(35,635)	$(1,115,596)	$90,146
Awards Forfeited During the Fiscal Year	$—	$(196,866)	$—	$(94,205)	$—	$—	$—	$(92,945)
Total Adjustments for Stock and Option Awards	$(3,192,834)	$(705,293)	$(3,827,690)	$(525,867)	$(5,066,817)	$(507,545)	$3,633,460	$278,208
Actual Compensation Paid	$4,021,729	$1,337,378	$3,044,683	$1,173,629	$411,369	$744,420	$11,184,189	$1,908,512

(4)
The fair value of each equity award was re-measured on each vesting date and/or year-end, as applicable, in accordance with Accounting Standards Codification (ASC) Topic 718. The assumptions used in the valuation of each type of award are summarized below:

•
Time-based restricted stock units: The fair value of TRSUs was based on the Company’s closing stock price on each measurement date.

•
Non-qualified stock options: The fair value of non-qualified stock options was determined using a Black-Scholes option pricing model with the following assumptions:

Year	2019	2020	2021	2022	2023
Volatility	30%	41%	43%	44%	44%
Risk Free Rate	1.6% to 2.7%	0.3% to 2.7%	0.3% to 2.8%	0.3% to 2.3%	0.3%
Expected Term	4 years	4 years	5 years	5 years	5 years
Dividend Yield	—%	—%	—%	—%	—%
Fair Values	$4.09 to $7.51	$6.47 to $22.85	$11.22 to $19.77	$7.67 to $10.26	$7.71

•
Performance-based restricted stock units: PRSU awards for which vesting was conditioned on meeting a defined measure of total shareholder return (“TSR”) were issued in 2018 and 2019. Such PRSUs would have vested at the end of 2020 and 2021, respectively, had the relevant TSR measures been met. None of such PRSUs vested. The fair value for PRSUs was determined using a Monte Carlo simulation using the following assumptions:

Year	2019	2020	2021
Peer group average volatility	31%	51%	n/a
Risk Free Rate	1.6%	0.1%	n/a
Fair Values	$2.27 to $15.42	$0 to $33.65	$0
(5)
For purposes of determining the TSR of the Company’s peer group, the Company uses the S&P 500 Health Care Equipment and Services Index, which is one of the published industry indexes used by the Company to report on the performance of its common stock in its Annual Report on Form 10-K for the year ended December 31, 2023.

(6)
The “Company-Selected Measure” is adjusted EBITDA, which in the Company’s assessment represents the most important financial performance measure (that is not otherwise required to be disclosed in the above table) used by the Company to link compensation actually paid to the Company’s named executive officers, for the year ended December 31, 2023, to Company performance. Adjusted EBITDA is a non-GAAP financial measure. A description of this measure and a reconciliation of adjusted EBITDA to the most directly comparable GAAP financial measures is provided in Appendix A to this proxy statement.

Company Selected Measure Name	ADJUSTED EBITDA
Named Executive Officers, Footnote
(1)
Joseph F. Woody was the Company’s principal executive officer (“PEO”) for the fiscal years ended December 31, 2023, 2022, 2021 and 2020.

(2)
The Company’s named executive officers other than the PEO (the “Non-PEO NEOs”) for the fiscal years ended December 31, 2023, 2022, 2021 and 2020 are set forth below:

Fiscal Year 2023	Fiscal Year 2022	Fiscal Year 2021	Fiscal Year 2020
Michael C. Greiner Kerr W. Holbrook Mojirade James Sudhakar Varshney William D. Haydon	Michael C. Greiner Mojirade James David E. Ball William D. Haydon Kerr W. Holbrook	Michael C. Greiner David E. Ball William D. Haydon Kerr W. Holbrook	Michael C. Greiner David E. Ball Arjun R. Sarker William D. Haydon John W. Wesley

Peer Group Issuers, Footnote
(5)
For purposes of determining the TSR of the Company’s peer group, the Company uses the S&P 500 Health Care Equipment and Services Index, which is one of the published industry indexes used by the Company to report on the performance of its common stock in its Annual Report on Form 10-K for the year ended December 31, 2023.

PEO Total Compensation Amount	$ 7,214,563	$ 6,872,373	$ 5,478,186	$ 7,550,729
PEO Actually Paid Compensation Amount	$ 4,021,729	3,044,683	411,369	11,184,189
Adjustment To PEO Compensation, Footnote
(3)
The following table shows, for the amounts disclosed above under “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs,” each of the amounts deducted and added to calculate: (i) the “compensation actually paid” to our PEO and (ii) the average “compensation actually paid” to our Non-PEO NEOs for each of the fiscal years ended December 31, 2023, 2022, 2021 and 2020:
	FISCAL YEAR 2023		FISCAL YEAR 2022		FISCAL YEAR 2021		FISCAL YEAR 2020
	PEO	AVERAGE NON-PEO NEO COMPENSATION	PEO	AVERAGE NON-PEO NEO COMPENSATION	PEO	AVERAGE NON-PEO NEO COMPENSATION	PEO	AVERAGE NON-PEO NEO COMPENSATION
Total Compensation	$7,214,563	$2,042,671	$6,872,373	$1,699,496	$5,478,186	$1,251,965	$7,550,729	$1,630,304
Adjustments for Defined Benefit and Actuarial Plans
Pension Value	$—	$—	$—	$—	$—	$—	$—	$—
Current Year Pension Value and Change in Pension Value Attributable to Amendments Made in the Current Year	$—	$—	$—	$—	$—	$—	$—	$—
Total Adjustments for Defined Benefit and Actuarial Plans	$—	$—	$—	$—	$—	$—	$—	$—
Adjustments for Stock and Option Awards
Summary Compensation Table Amounts	$(5,000,686)	$(1,059,154)	$(4,500,000)	$(913,826)	$(3,801,785)	$(633,623)	$(5,076,267)	$(684,909)
Unvested Value of Equity Granted During the Fiscal Year	$3,646,960	$772,432	$3,650,069	$732,449	$2,794,114	$465,680	$9,180,281	$943,602
Change in Fair Value of Equity Outstanding at the Beginning and End of the Period	$(1,314,073)	$(196,007)	$(1,876,784)	$(199,872)	$(3,052,995)	$(303,967)	$645,042	$22,314
Change in Value for Awards Vested During the Fiscal Year	$(525,035)	$(25,698)	$(1,100,975)	$(50,413)	$(1,006,151)	$(35,635)	$(1,115,596)	$90,146
Awards Forfeited During the Fiscal Year	$—	$(196,866)	$—	$(94,205)	$—	$—	$—	$(92,945)
Total Adjustments for Stock and Option Awards	$(3,192,834)	$(705,293)	$(3,827,690)	$(525,867)	$(5,066,817)	$(507,545)	$3,633,460	$278,208
Actual Compensation Paid	$4,021,729	$1,337,378	$3,044,683	$1,173,629	$411,369	$744,420	$11,184,189	$1,908,512

Non-PEO NEO Average Total Compensation Amount	$ 2,042,671	1,699,496	1,251,965	1,630,304
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,337,378	1,173,629	744,420	1,908,512
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The following table shows, for the amounts disclosed above under “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs,” each of the amounts deducted and added to calculate: (i) the “compensation actually paid” to our PEO and (ii) the average “compensation actually paid” to our Non-PEO NEOs for each of the fiscal years ended December 31, 2023, 2022, 2021 and 2020:
	FISCAL YEAR 2023		FISCAL YEAR 2022		FISCAL YEAR 2021		FISCAL YEAR 2020
	PEO	AVERAGE NON-PEO NEO COMPENSATION	PEO	AVERAGE NON-PEO NEO COMPENSATION	PEO	AVERAGE NON-PEO NEO COMPENSATION	PEO	AVERAGE NON-PEO NEO COMPENSATION
Total Compensation	$7,214,563	$2,042,671	$6,872,373	$1,699,496	$5,478,186	$1,251,965	$7,550,729	$1,630,304
Adjustments for Defined Benefit and Actuarial Plans
Pension Value	$—	$—	$—	$—	$—	$—	$—	$—
Current Year Pension Value and Change in Pension Value Attributable to Amendments Made in the Current Year	$—	$—	$—	$—	$—	$—	$—	$—
Total Adjustments for Defined Benefit and Actuarial Plans	$—	$—	$—	$—	$—	$—	$—	$—
Adjustments for Stock and Option Awards
Summary Compensation Table Amounts	$(5,000,686)	$(1,059,154)	$(4,500,000)	$(913,826)	$(3,801,785)	$(633,623)	$(5,076,267)	$(684,909)
Unvested Value of Equity Granted During the Fiscal Year	$3,646,960	$772,432	$3,650,069	$732,449	$2,794,114	$465,680	$9,180,281	$943,602
Change in Fair Value of Equity Outstanding at the Beginning and End of the Period	$(1,314,073)	$(196,007)	$(1,876,784)	$(199,872)	$(3,052,995)	$(303,967)	$645,042	$22,314
Change in Value for Awards Vested During the Fiscal Year	$(525,035)	$(25,698)	$(1,100,975)	$(50,413)	$(1,006,151)	$(35,635)	$(1,115,596)	$90,146
Awards Forfeited During the Fiscal Year	$—	$(196,866)	$—	$(94,205)	$—	$—	$—	$(92,945)
Total Adjustments for Stock and Option Awards	$(3,192,834)	$(705,293)	$(3,827,690)	$(525,867)	$(5,066,817)	$(507,545)	$3,633,460	$278,208
Actual Compensation Paid	$4,021,729	$1,337,378	$3,044,683	$1,173,629	$411,369	$744,420	$11,184,189	$1,908,512

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table
List of Most Important Financial Measures
The Company-selected measure is adjusted EBITDA. The three other financial performance measures which in the Company’s assessment represent the most important financial performance measures used by the Company to link compensation actually paid to the Company’s named executive officers, for the year ended December 31, 2023, to Company performance are:
•
Net sales;

•
Adjusted diluted earnings per share (“Adjusted EPS”); and

•
Return on invested capital (“ROIC”).

Adjusted EBITDA, Adjusted EPS and ROIC are non-GAAP financial measures. A reconciliation of Adjusted EBITDA and Adjusted EPS to the most directly comparable GAAP financial measures is provided in Appendix A to this proxy statement. A reconciliation of ROIC to the most directly comparable GAAP financial measures is provided in Appendix B to this proxy statement.
Set forth below is a table which shows the following for the year ended December 31, 2023: (i) net sales; (ii) Adjusted EPS; (iii) ROIC; and (iv) adjusted EBITDA.

YEAR	NET SALES* ($ MILLIONS)	ADJUSTED EPS ($)	RETURN ON INVESTED CAPITAL (%)	COMPANY-SELECTED MEASURE (ADJUSTED EBITDA) ($ MILLIONS)
2023	774.2	1.38	4.9	122.1

Total Shareholder Return Amount	$ 66.56	80.3	102.88	136.14
Peer Group Total Shareholder Return Amount	144.25	138.6	148.42	115.68
Net Income (Loss)	$ (61,800,000)	$ 50,500,000	$ 6,300,000	$ (29,000,000)
Company Selected Measure Amount	122,100,000	135,800,000	96,100,000	87,000,000
PEO Name	Joseph F. Woody	Joseph F. Woody	Joseph F. Woody	Joseph F. Woody
Share Based Payment Arrangement Option [Member]
Pay vs Performance Disclosure
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate	44.00%	44.00%	43.00%	41.00%	30.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum	0.30%	0.30%	0.30%	0.30%	1.60%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum		2.30%	2.80%	2.70%	2.70%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term	5 years	5 years	5 years	4 years	4 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Fair Value, Minimum		$ 7.67	$ 11.22	$ 6.47	$ 4.09
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Fair Value, Maximum		$ 10.26	19.77	$ 22.85	$ 7.51
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Fair Value	$ 7.71
Performance Based Restricted Stock Units [Member]
Pay vs Performance Disclosure
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate				51.00%	31.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Fair Value, Minimum				$ 0	$ 2.27
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Fair Value, Maximum				$ 33.65	$ 15.42
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Fair Value			$ 0
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate				0.10%	1.60%
Measure:: 1
Pay vs Performance Disclosure
Non-GAAP Measure Description
(6)
The “Company-Selected Measure” is adjusted EBITDA, which in the Company’s assessment represents the most important financial performance measure (that is not otherwise required to be disclosed in the above table) used by the Company to link compensation actually paid to the Company’s named executive officers, for the year ended December 31, 2023, to Company performance. Adjusted EBITDA is a non-GAAP financial measure. A description of this measure and a reconciliation of adjusted EBITDA to the most directly comparable GAAP financial measures is provided in Appendix A to this proxy statement.

Measure:: 2
Pay vs Performance Disclosure
Name	Net sales
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted diluted earnings per share (“Adjusted EPS”)
Measure:: 4
Pay vs Performance Disclosure
Name	Return on invested capital (“ROIC”)
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Total Net Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,192,834)	(3,827,690)	(5,066,817)	3,633,460
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,000,686)	(4,500,000)	(3,801,785)	(5,076,267)
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,646,960	3,650,069	2,794,114	9,180,281
PEO | Change In Fair Value Of Equity Outstanding At The Beginning And End Of The Period [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,314,073)	(1,876,784)	(3,052,995)	645,042
PEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(525,035)	(1,100,975)	(1,006,151)	(1,115,596)
PEO | Awards Forfeited During The Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Total Net Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(705,293)	(525,867)	(507,545)	278,208
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,059,154)	(913,826)	(633,623)	(684,909)
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	772,432	732,449	465,680	943,602
Non-PEO NEO | Change In Fair Value Of Equity Outstanding At The Beginning And End Of The Period [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(196,007)	(199,872)	(303,967)	22,314
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(25,698)	(50,413)	(35,635)	90,146
Non-PEO NEO | Awards Forfeited During The Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (196,866)	$ (94,205)		$ (92,945)